Information on staff and remuneration (Tables)	12 Months Ended
Dec. 31, 2019
Information on staff and remuneration
Schedule of staff salaries

		Restated	Restated
DKK thousand	2019	2018	2017

Total staff costs can be specified as follows:
Wages and salaries	175,104	141,661	112,614
Share-based payment costs	14,764	17,474	19,311
Pension schemes (defined contribution plans)	13,430	11,065	9,135
Other payroll and staff-related costs	14,932	9,783	10,135
Total	218,230	179,983	151,195
The amount is charged as:
Research and development expenses	178,089	153,601	118,573
Administrative expenses	40,141	26,382	32,622
Total	218,230	179,983	151,195
Average number of employees	173	146	128

	2019			2018			2017
	Base	Committee	Total	Base	Committee	Total	Base	Committee	Total
DKK thousand	board fee	Fees	fees	board fee	Fees	fees	board fee	Fees	fees

Remuneration to the Board of Directors
Martin Nicklasson	750	100	850	650	100	750	550	100	650
Kirsten Drejer[1]	467	0	467	200	0	200	0	0	0
Alain Munoz	400	50	450	300	50	350	250	33	283
Michael Owen	400	50	450	300	50	350	250	50	300
Bernadette Mary Connaughton	267	0	267	0	0	0	0	0	0
Jeffrey Berkowitz	267	33	300	0	0	0	0	0	0
Leonard Kruimer	267	100	367	0	0	0	0	0	0
Jens Peter Stenvang[2]	400	0	400	300	0	300	250	0	250
Hanne Heidenheim Bak[2]	400	0	400	300	0	300	198	0	198
Rosemary Crane[5]	133	17	150	333	50	383	350	50	400
Catherine Moukheibir[5]	133	50	183	300	150	450	250	150	400
Helle Haxgart[2,4]	0	0	0	100	0	100	21	0	21
Rasmus Just[2,3]	0	0	0	0	0	0	229	0	229
Total	3,884	400	4,284	2,783	400	3,183	2,348	383	2,731

¹ Kirsten Drejer was appointed vice chairman at the General Meeting on April 4 in 2019.

² Employee-elected board members; the table only includes remuneration for board work.

³ This board member resigned from the Board in 2017.

⁴ This board member resigned from the Board in 2018.

⁵ These board members resigned from the Board in 2019.

The disclosed remuneration for board members excludes minor mandatory social security costs paid by the company. It also excludes reimbursed expenses incurred in connection with board meetings, such as travel and accomodation.

Schedule of components of staff salaries and remuneration

				Other	Warrant
			Pension	short term	compensation
DKK thousand	Base salary	Bonus	contribution	benefits	expenses	Total
2019
Remuneration to the Executive Management
Emmanuel Dulac[1]	3,100	9,072	620	855	832	14,479
Adam Sinding Steensberg²	2,807	1,032	505	269	2,304	6,917
Matthew Donald Dallas[3]	588	534	0	5	82	1,209
Britt Meelby Jensen[4]	1,745	419	175	60	0	2,399
Mats Blom[4]	655	248	66	61	1,677	2,707
Total	8,895	11,305	1,366	1,250	4,895	27,711
Other Corporate Management[5]	6,559	2,580	389	46	1,972	11,546
Total	6,559	2,580	389	46	1,972	11,546
Total	15,454	13,885	1,755	1,296	6,867	39,257

2018
Remuneration to the Executive Management					Restated	Restated
Britt Meelby Jensen	4,189	2,513	419	320	0	7,441
Mats Blom	2,621	1,031	262	273	1,888	6,075
Total	6,810	3,544	681	593	1,888	13,516
Other Corporate Management[5]	6,689	2,653	604	1,035	4,471	15,452
Total	6,689	2,653	604	1,035	4,471	15,452
Total	13,499	6,197	1,285	1,628	6,359	28,968

2017
Remuneration to the Executive Management					Restated	Restated
Britt Meelby Jensen	3,915	2,482	392	231	4,554	11,574
Mats Blom	2,496	999	250	271	1,747	5,763
Total	6,411	3,481	642	502	6,301	17,337
Other Corporate Management[5]	4,416	1,787	442	388	3,125	10,158
Total	4,416	1,787	442	388	3,125	10,158
Total	10,827	5,268	1,084	890	9,426	27,495

¹ Emmanuel Dulac was appointed as CEO at April 25, 2019. ² Former Interim CEO Adam Sinding Steensberg was appointed EVP, R&D and CMO at April 25, 2019. ³ Matthew Donald Dallas was appointed CFO at October 10, 2019.

⁴ Former CEO Britt Meelby Jensen and former CFO Mats Blom resigned from Zealand at February 28, 2019 and March 28, 2019, respectively. ⁵ Other Corporate Management in 2019 comprised three members (2018: Four and 2017: Two).

Schedule of number of share warrants and exercise price

The 2010 employee incentive program

	Program	Program	Program	Program	Program	Program
	of 2010	of 2010	of 2010	of 2010	of 2010	of 2010
	10/Feb/12	19/Nov/12	08/Feb/13	01/Apr/14	25/Mar/15	05/May/15	Total
Number of warrants
Outstanding at January 1, 2019	0	0	0	72,000	100,000	46,359	218,359
Forfeited during the year	0	0	0	0	0	0	0
Exercised during the year	0	0	0	(72,000)	(68,000)	(36,000)	(176,000)
Expired during the year	0	0	0	0	0	0	0
Outstanding at December 31, 2019	0	0	0	0	32,000	10,359	42,359
Specified as follows:
Executive Management	0	0	0	0	0	0	0
Other employees	0	0	0	0	32,000	10,359	42,359
Total	0	0	0	0	32,000	10,359	42,359
Number of warrants
Outstanding at January 1, 2018	0	0	183,425	100,000	100,000	46,359	429,784
Forfeited during the year	0	0	0	0	0	0	0
Exercised during the year	0	0	0	(28,000)	0	0	(28,000)
Expired during the year	0	0	(183,425)	0	0	0	(183,425)
Outstanding at December 31, 2018	0	0	0	72,000	100,000	46,359	218,359
Specified as follows:
Executive Management	0	0	0	0	0	0	0
Other employees	0	0	0	72,000	100,000	46,359	218,359
Total	0	0	0	72,000	100,000	46,359	218,359
Number of warrants
Outstanding at January 1, 2017	6,250	214,883	261,137	100,000	100,000	46,359	728,629
Forfeited during the year	0	0	0	0	0	0	0
Exercised during the year	0	0	(77,712)	0	0	0	(77,712)
Expired during the year	(6,250)	(214,883)	0	0	0	0	(221,133)
Outstanding at December 31, 2017	0	0	183,425	100,000	100,000	46,359	429,784
Specified as follows:
Executive Management	0	0	0	0	0	0	0
Other employees	0	0	183,425	100,000	100,000	46,359	429,784
Total	0	0	183,425	100,000	100,000	46,359	429,784
Exercise period
From	10/Feb/15	19/Nov/15	10/Feb/16	01/Apr/17	25/Mar/18	05/May/18
Until	10/Feb/17	19/Nov/17	10/Feb/18	01/Apr/19	25/Mar/20	05/May/20
Black-Scholes parameters
Term (months)	60	60	60	60	60	60
Share price	70.0	86.0	79.05	69.0	115.5	92.0
Exercise price (DKK)	77.0	113.3	87.45	75.9	127.05	101.2
Volatility*	44.0%	56.0%	39.3%	37.5%	41.9%	43.7%
Risk-free interest rate	0.37%	0.86%	0.66%	0.71%	(0.21)%	(0.10)%
Cost price	24.74	23.76	25.38	21.05	37.78	31.63
Dividend	not expected	not expected	not expected	not expected	not expected	not expected

* The volatility rate used is based on the actual volatility of the Zealand share price.

The 2015 employee incentive program

	Program	Program	Program	Program	Program	Program	Program	Program	Program	Program	Program	Program	Program	Program	Program	Program	Program	Program	Program
	of 2015	of 2015	of 2015	of 2015	of 2015	of 2015	of 2015	of 2015	of 2015	of 2015	of 2015	of 2015	of 2015	of 2015	of 2015	of 2015	of 2015	of 2015	of 2015
	05/May/15	05/May/15	05/Apr/16	05/Apr/16	15/Jul/16	06/Apr/17	06/Apr/17	25/Aug/17	25/Aug/17	22/May/18	15/Oct/18	10/Apr/19	13/Jun/19	13/Jun/19	13/Jun/19	13/Jun/19	5/Dec/19	5/Dec/19	5/Dec/19	Total
Number of warrants
Outstanding at January 1, 2019	0	342,250	321,750	0	40,000	381,000	0	0	0	510,000	40,000	0	0	0	0	0	0	0	0	1,635,000
Granted during the year	0	0	0	0	0	0	0	0	0	0	0	397,750	168,388	8,659	8,659	8,658	16,304	16,304	16,307	641,029
Forfeited during the year	0	(9,050)	(40,250)	0	(40,000)	(88,750)	0	0	0	(92,000)	0	(17,500)	(26,716)	0	0	0	0	0	0	(314,266)
Exercised during the year	0	(242,550)	(71,425)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	(313,975)
Expired during the year	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Outstanding at December 31, 2019	0	90,650	210,075	0	0	292,250	0	0	0	418,000	40,000	380,250	141,672	8,659	8,659	8,658	16,304	16,304	16,307	1,647,788
Specified as follows:
Executive Management	0	45,000	60,000	0	0	57,000	0	0	0	65,000	0	0	117,894	0	0	0	9,093	9,092	9,092	372,171
Other employees	0	45,650	150,075	0	0	235,250	0	0	0	353,000	40,000	380,250	23,778	8,659	8,659	8,658	7,211	7,212	7,215	1,275,617
Total	0	90,650	210,075	0	0	292,250	0	0	0	418,000	40,000	380,250	141,672	8,659	8,659	8,658	16,304	16,304	16,307	1,647,788
Number of warrants
Outstanding at January 1, 2018	100,000	349,750	328,750	85,434	40,000	405,500	93,392	14,566	6,608	0	0	0	0	0	0	0	0	0	0	1,424,000
Granted during the year	0	0	0	0	0	0	0	0	0	615,500	40,000	0	0	0	0	0	0	0	0	655,500
Forfeited during the year	(100,000)	0	(7,000)	(85,434)	0	(24,500)	(93,392)	(14,566)	(6,608)	(105,500)	0	0	0	0	0	0	0	0	0	(437,000)
Exercised during the year	0	(7,500)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	(7,500)
Expired during the year	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Outstanding at December 31, 2018	0	342,250	321,750	0	40,000	381,000	0	0	0	510,000	40,000	0	0	0	0	0	0	0	0	1,635,000
Specified as follows:
Executive Management	0	75,000	25,000	0	0	57,000	0	0	0	60,000	0	0	0	0	0	0	0	0	0	217,000
Other employees	0	267,250	296,750	0	40,000	324,000	0	0	0	450,000	40,000	0	0	0	0	0	0	0	0	1,418,000
Total	0	342,250	321,750	0	40,000	381,000	0	0	0	510,000	40,000	0	0	0	0	0	0	0	0	1,635,000
Number of warrants
Outstanding at January 1, 2017	100,000	357,250	345,000	100,000	40,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	942,250
Granted during the year	0	0	0	0	0	424,000	93,392	14,566	6,608	0	0	0	0	0	0	0	0	0	0	538,566
Forfeited during the year	0	(7,500)	(16,250)	(14,566)	0	(18,500)	0	0	0	0	0	0	0	0	0	0	0	0	0	(56,816)
Exercised during the year	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Expired during the year	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Outstanding at December 31, 2017	100,000	349,750	328,750	85,434	40,000	405,500	93,392	14,566	6,608	0	0	0	0	0	0	0	0	0	0	1,424,000
Specified as follows:
Executive Management	100,000	75,000	25,000	85,434	0	57,000	93,392	14,566	6,608	0	0	0	0	0	0	0	0	0	0	457,000
Other employees	0	274,750	303,750	0	40,000	348,500	0	0	0	0	0	0	0	0	0	0	0	0	0	967,000
Total	100,000	349,750	328,750	85,434	40,000	405,500	93,392	14,566	6,608	0	0	0	0	0	0	0	0	0	0	1,424,000
Exercise period
From	05/May/16	05/May/18	05/Apr/19	05/Apr/17	15/Jul/19	06/Apr/20	06/Apr/18	25/Aug/17	06/Apr/18	22/May/21	15/Oct/21	10/Apr/22	13/Jun/22	13/Jun/20	13/Jun/21	13/Jun/22	05/Dec/20	05/Dec/21	05/Dec/22
Until	05/May/20	05/May/20	05/Apr/21	05/Apr/21	15/Jul/21	06/Apr/22	06/Apr/22	25/Aug/22	06/Apr/22	22/May/23	15/Oct/23	10/Apr/24	13/Jun/24	13/Jun/24	13/Jun/24	13/Jun/24	05/Dec/24	05/Dec/24	05/Dec/24
Black-Scholes parameters
Term (months)	60	60	60	60	60	60	60	60	60	60	60	48	48	48	48	48	48	48	48
Share price (DKK)	92.0	92.0	129.5	129.5	126.0	123.0	123.0	118.5	118.5	100.8	90.0	127.0	138.6	138.6	138.6	138.6	220.0	220.0	220.0
Exercise price (DKK)	101.2	101.2	142.45	142.45	138.6	135.3	135.3	142.45	135.3	100.8	90.0	127.0	138.6	138.6	138.6	138.6	220.0	220.0	220.0
Volatility*	43.7%	43.7%	43.5%	43.5%	45.0%	43.6%	43.6%	43.0%	43.0%	42.6%	42.5%	43.5%	43.0%	43.0%	43.0%	43.0%	41.9%	41.9%	41.9%
Risk-free interest rate	(0.10)%	(0.10)%	(0.04)%	(0.04)%	(0.33)%	0.24%	(0.24)%	(0.16)%	(0.16)%	0.05%	(0.03)%	(0.45)%	(0.59)%	(0.59)%	(0.59)%	(0.59)%	(0.63)%	(0.63)%	(0.63)%
Cost price (DKK)	31.63	31.63	44.42	44.42	44.23	41.92	41.92	36.74	38.58	36.98	32.83	41.94	45.04	45.04	45.04	45.04	69.52	69.52	69.52
Dividend	not expected	not expected	not expected	not expected	not expected	not expected	not expected	not expected	not expected	not expected	not expected	not expected	not expected	not expected	not expected	not expected	not expected	not expected	not expected

* The average traded share price on the exercise date(s) of the 2010 warrant program was 124.6 and the average traded share price on the exercise date(s) of the 2015 warrant program was 151.7.

Schedule of number of shares units granted

DKK thousand	2019	2018

Number of shares
At January 1	0	0
Granted during the year	22,915	0
Vested during the year	0	0
Forfeited during the year	(3,150)	0
At December 31	19,765	0

Schedule of value of warrants recognized in the income statement

		Restated	Restated
DKK thousand	2019	2018	2017
The amount is charged as:
Research and development expenses	12,191	13,919	11,291
Administrative expenses	2,573	3,555	8,020
Total	14,764	17,474	19,311